Fair Value Measurement - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares			3 Months Ended
	Jan. 19, 2015	Feb. 06, 2014	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 05, 2015	Feb. 18, 2015
Fair Value Disclosures [Abstract]
Fair value of common stock	$ 0.08	$ 0.44	$ 0.23	$ 0.17	$ 0.32
Dividend yield (per share)	0.00	0.00	0.00	0.00	0.00
Strike price	$ 0.10	$ 1.00	$ 0.10	$ 1.00	$ 1.00	$ 0.26	$ 0.26
Volatility (annual)	108.44%	74.00%	107.90%	71.00%	74.00%
Risk-free rate	1.29%	0.66%	1.37%	0.88%	0.93%
Expected life (years)	5 years	3 years	4 years 9 months 18 days	2 years 8 months 12 days	2 years 10 months 24 days